Allison Pristash
State Street
1 Lincoln Street
Mail Stop SUM 0703
Boston, MA 02111
Tel +1 617 662 7031
APristash@StateStreet.com

November 13, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated October 26, 2018 to the prospectuses for the following funds:

iShares Currency Hedged JPX-Nikkei 400 ETF

iShares Currency Hedged MSCI Eurozone ETF

iShares Currency Hedged MSCI Germany ETF

iShares Currency Hedged MSCI Japan ETF

The purpose of this filing is to submit the 497 dated October 26, 2018 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash
Allison Pristash

cc: Benjamin Haskin, Esq.